Statutory Prospectus Supplement dated December 13, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Growth Allocation Fund

INVESCO Growth Allocation Fund

Effective December 14, 2011, the following information is added underneath the last risk appearing under the heading “Fund Summary — Principal Risks of Investing in the Fund”:

“Financial Institutions Risk. Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.

Forward Currency Exchange Contracts. An underlying fund may enter into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date (forward contracts). A forward currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency. An underlying fund will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. These strategies are implemented within the risk profile of the guidelines set forth in the prospectus.

Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing the underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

REIT/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to and underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to the Fund’s business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees (Board) may authorize a significant change in investment strategy or Fund liquidation.”

Effective December 14, 2011, the following information is hereby deleted in its entirety under the heading “Fund Summary — Principal Risks of Investing in the Fund”. “Replication Management Risk”

Statutory Prospectus Supplement dated December 13, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares for the Fund listed below:

Invesco Moderate Allocation Fund

INVESCO Moderate Allocation Fund

Effective December 14, 2011, the following information is added underneath the last risk appearing under the heading “Fund Summary — Principal Risks of Investing in the Fund”:

“Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Financial Institutions Risk. Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.

Forward Currency Exchange Contracts. An underlying fund may enter into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date (forward contracts). A forward currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency. An underlying fund will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. These strategies are implemented within the risk profile of the guidelines set forth in the prospectus.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

REIT/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to and underlying fund's holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to the Fund's business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund's Board of Trustees (Board) may authorize a significant change in investment strategy or Fund liquidation.”

Effective December 14, 2011, the following information is hereby deleted in its entirety under the heading “Fund Summary — Principal Risks of Investing in the Fund”. “Replication Management Risk”

Statutory Prospectus Supplement dated December 13, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares for the Fund listed below:

Invesco Moderately Conservative Allocation Fund

Effective December 14, 2011, Invesco Moderately Conservative Allocation Fund will change its name to Invesco Conservative Allocation Fund. All references to “Invesco Moderately Conservative Allocation Fund” in the prospectus are hereby replaced with “Invesco Conservative Allocation Fund”.

INVESCO Moderately Conservative Allocation Fund

Effective December 14, 2011, the following information is added underneath the last risk appearing under the heading “Fund Summary — Principal Risks of Investing in the Fund”:

“Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Financial Institutions Risk. Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.

Forward Currency Exchange Contracts. An underlying fund may enter into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date (forward contracts). A forward currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency. An underlying fund will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. These strategies are implemented within the risk profile of the guidelines set forth in the prospectus.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

REIT/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to and underlying fund's holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to the Fund's business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund's Board of Trustees (Board) may authorize a significant change in investment strategy or Fund liquidation.”

Effective December 14, 2011, the “Custom Moderately Conservative Allocation Index” will change its name to “Custom Conservative Allocation Index”, and all references to the “Custom Moderately Conservative Allocation Index” underneath the headings “Fund Summary — Performance Information — Average Annual Total Returns” and “Benchmark Descriptions” in the prospectus will be replaced with “Custom Conservative Allocation Index.”

Statutory Prospectus Supplement dated December 13, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class S shares of the Funds listed below:

Invesco Growth Allocation Fund

Invesco Moderate Allocation Fund

Invesco Moderately Conservative Allocation Fund

Effective December 14, 2011, Invesco Moderately Conservative Allocation Fund will change its name to Invesco Conservative Allocation Fund. All references to “Invesco Moderately Conservative Allocation Fund” in the prospectus are hereby replaced with “Invesco Conservative Allocation Fund”.

INVESCO Growth Allocation Fund

Effective December 14, 2011, the following information is added underneath the last risk appearing under the heading “Fund Summaries — INVESCO GROWTH ALLOCATION FUND — Principal Risks of Investing in the Fund”:

“Financial Institutions Risk. Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.

Forward Currency Exchange Contracts. An underlying fund may enter into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date (forward contracts). A forward currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency. An underlying fund will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. These strategies are implemented within the risk profile of the guidelines set forth in the prospectus.

Foreign Securities Risk. An underlying fund's foreign investments may be affected by changes in a foreign country's exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing the underlying fund's income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Reinvestment Risk. Reinvestment risk is the risk that a bond's cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

REIT/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to and underlying fund's holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to the Fund's business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund's Board of Trustees (Board) may authorize a significant change in investment strategy or Fund liquidation.”

Effective December 14, 2011, the following information is hereby deleted in its entirety under the heading “Fund Summaries — INVESCO GROWTH ALLOCATION FUND — Principal Risks of Investing in the Fund”.

“Replication Management Risk”

INVESCO Moderate Allocation Fund

Effective December 14, 2011, the following information is added underneath the last risk appearing under the heading “Fund Summaries — INVESCO MODERATE ALLOCATION FUND — Principal Risks of Investing in the Fund”:

“Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Financial Institutions Risk. Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.

Forward Currency Exchange Contracts. An underlying fund may enter into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date (forward contracts). A forward currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency. An underlying fund will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. These strategies are implemented within the risk profile of the guidelines set forth in the prospectus.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

REIT/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to and underlying fund's holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to the Fund's business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund's Board of Trustees (Board) may authorize a significant change in investment strategy or Fund liquidation.”

Effective December 14, 2011, the following information is hereby deleted in its entirety under the heading “Fund Summaries — INVESCO MODERATE ALLOCATION FUND — Principal Risk of Investing in the Fund”.

“Replication Management Risk”

INVESCO Moderately Conservative Allocation Fund

Effective December 14, 2011, the following information is added underneath the last risk appearing under the heading “Fund Summaries — INVESCO MODERATELY CONSERVATIVE ALLOCATION FUND — Principal Risks of Investing in the Fund”:

“Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Financial Institutions Risk. Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.

Forward Currency Exchange Contracts. An underlying fund may enter into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date (forward contracts). A forward currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency. An underlying fund will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. These strategies are implemented within the risk profile of the guidelines set forth in the prospectus.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

REIT/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to and underlying fund's holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to the Fund's business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund's Board of Trustees (Board) may authorize a significant change in investment strategy or Fund liquidation.”

Effective December 14, 2011, the “Custom Moderately Conservative Allocation Index” will change its name to “Custom Conservative Allocation Index”, and all references to the “Custom Moderately Conservative Allocation Index” underneath the headings “Fund Summaries — Invesco Moderately Conservative Allocation Fund — Performance Information — Average Annual Total Returns” and “Benchmark Descriptions” in the prospectus will be replaced with “Custom Conservative Allocation Index.”

Statutory Prospectus Supplement dated December 13, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Global Equity Fund	Invesco Mid Cap Core Equity
Invesco Growth Allocation Fund	Invesco Moderate Allocation Fund
Invesco Income Allocation Fund	Invesco Moderately Conservative Allocation Fund
Invesco International Allocation Fund	Invesco Small Cap Growth Fund

Effective December 14, 2011, Invesco Moderately Conservative Allocation Fund will change its name to Invesco Conservative Allocation Fund. All references to “Invesco Moderately Conservative Allocation Fund” in the prospectus are hereby replaced with “Invesco Conservative Allocation Fund”.

INVESCO Growth Allocation Fund

Effective December 14, 2011, the following information is added underneath the last risk appearing under the heading “FUND SUMMARIES — Invesco Growth Allocation Fund — Principal Risks of Investing in the Fund” in the prospectus:

“Financial Institutions Risk. Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.

Forward Currency Exchange Contracts. An underlying fund may enter into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date (forward contracts). A forward currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency. An underlying fund will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. These strategies are implemented within the risk profile of the guidelines set forth in the prospectus.

Foreign Securities Risk. An underlying fund's foreign investments may be affected by changes in a foreign country's exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing the underlying fund's income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Reinvestment Risk. Reinvestment risk is the risk that a bond's cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

REIT/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to and underlying fund's holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to the Fund's business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund's Board of Trustees (Board) may authorize a significant change in investment strategy or Fund liquidation.”

Effective December 14, 2011, the following information is hereby deleted in its entirety under the heading “FUND SUMMARIES — Invesco Growth Allocation Fund — Principal Risks of Investing in the Fund” in the prospectus:

“Replication Management Risk”

INVESCO Moderate Allocation Fund

Effective December 14, 2011, the following information is added underneath the last risk appearing under the heading “FUND SUMMARIES — Invesco Moderate Allocation Fund — Principal Risks of Investing in the Fund” in the prospectus:

“Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Financial Institutions Risk. Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.

Forward Currency Exchange Contracts. An underlying fund may enter into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date (forward contracts). A forward currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency. An underlying fund will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. These strategies are implemented within the risk profile of the guidelines set forth in the prospectus.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

REIT/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to and underlying fund's holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to the Fund's business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund's Board of Trustees (Board) may authorize a significant change in investment strategy or Fund liquidation.”

Effective December 14, 2011, the following information is hereby deleted in its entirety under the heading “FUND SUMMARIES — Invesco Moderate Allocation Fund — Principal Risks of Investing in the Fund” in the prospectus:

“Replication Management Risk”

INVESCO Moderately Conservative Allocation Fund

Effective December 14, 2011, the following information is added underneath the last risk appearing under the “FUND SUMMARIES — Invesco Moderately Conservative Allocation Fund — Principal Risks of Investing in the Fund” in the prospectus:

“Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Financial Institutions Risk. Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.

Forward Currency Exchange Contracts. An underlying fund may enter into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date (forward contracts). A forward currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency. An underlying fund will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. These strategies are implemented within the risk profile of the guidelines set forth in the prospectus.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

REIT/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to and underlying fund's holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to the Fund's business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund's Board of Trustees (Board) may authorize a significant change in investment strategy or Fund liquidation.”

Effective December 14, 2011, the “Custom Moderately Conservative Allocation Index” will change its name to “Custom Conservative Allocation Index”, and all references to the “Custom Moderately Conservative Allocation Index” underneath the headings “Fund Summaries — Invesco Moderately Conservative Allocation Fund — Performance Information — Average Annual Total Returns” and “Benchmark Descriptions” in the prospectus will be replaced with “Custom Conservative Allocation Index.”

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Central Index Key	dei_EntityCentralIndexKey	0000202032
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 13, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 13, 2011
Prospectus Date	rr_ProspectusDate	May 2, 2011
Summary - Invesco Growth Allocation Fund, Class A B C R And Y
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs_SupplementTextBlock

Statutory Prospectus Supplement dated December 13, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Growth Allocation Fund

Summary - Invesco Growth Allocation Fund, Class A B C R And Y | INVESCO Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Risk Narrative [Text Block]	aimgs_SupplementRiskNarrativeTextBlock

Effective December 14, 2011, the following information is added underneath the last risk appearing under the heading “Fund Summary — Principal Risks of Investing in the Fund”:

“Financial Institutions Risk. Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.

Forward Currency Exchange Contracts. An underlying fund may enter into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date (forward contracts). A forward currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency. An underlying fund will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. These strategies are implemented within the risk profile of the guidelines set forth in the prospectus.

Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing the underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

REIT/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to and underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to the Fund’s business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees (Board) may authorize a significant change in investment strategy or Fund liquidation.”

Supplement Risk Narrative Remove [Text Block]	aimgs_SupplementRiskNarrativeRemoveTextBlock	Effective December 14, 2011, the following information is hereby deleted in its entirety under the heading “Fund Summary — Principal Risks of Investing in the Fund”. “Replication Management Risk”
Summary - Invesco Moderate Allocation Fund, Class A B C R And Y
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs_SupplementTextBlock

Statutory Prospectus Supplement dated December 13, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares for the Fund listed below:

Invesco Moderate Allocation Fund

Summary - Invesco Moderate Allocation Fund, Class A B C R And Y | INVESCO Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Risk Narrative [Text Block]	aimgs_SupplementRiskNarrativeTextBlock

Effective December 14, 2011, the following information is added underneath the last risk appearing under the heading “Fund Summary — Principal Risks of Investing in the Fund”:

“Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Financial Institutions Risk. Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.

Forward Currency Exchange Contracts. An underlying fund may enter into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date (forward contracts). A forward currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency. An underlying fund will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. These strategies are implemented within the risk profile of the guidelines set forth in the prospectus.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

REIT/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to and underlying fund's holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to the Fund's business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund's Board of Trustees (Board) may authorize a significant change in investment strategy or Fund liquidation.”

Supplement Risk Narrative Remove [Text Block]	aimgs_SupplementRiskNarrativeRemoveTextBlock	Effective December 14, 2011, the following information is hereby deleted in its entirety under the heading “Fund Summary — Principal Risks of Investing in the Fund”. “Replication Management Risk”
Summary - Invesco Moderately Conservative Allocation Fund, Class A B C R And Y
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs_SupplementTextBlock

Statutory Prospectus Supplement dated December 13, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares for the Fund listed below:

Invesco Moderately Conservative Allocation Fund

Effective December 14, 2011, Invesco Moderately Conservative Allocation Fund will change its name to Invesco Conservative Allocation Fund. All references to “Invesco Moderately Conservative Allocation Fund” in the prospectus are hereby replaced with “Invesco Conservative Allocation Fund”.

Summary - Invesco Moderately Conservative Allocation Fund, Class A B C R And Y | INVESCO Moderately Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Risk Narrative [Text Block]	aimgs_SupplementRiskNarrativeTextBlock

Effective December 14, 2011, the following information is added underneath the last risk appearing under the heading “Fund Summary — Principal Risks of Investing in the Fund”:

“Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Financial Institutions Risk. Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.

Forward Currency Exchange Contracts. An underlying fund may enter into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date (forward contracts). A forward currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency. An underlying fund will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. These strategies are implemented within the risk profile of the guidelines set forth in the prospectus.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

REIT/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to and underlying fund's holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to the Fund's business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund's Board of Trustees (Board) may authorize a significant change in investment strategy or Fund liquidation.”

Supplement Risk Narrative Replace [Text Block]	aimgs_SupplementRiskNarrativeReplaceTextBlock

Effective December 14, 2011, the “Custom Moderately Conservative Allocation Index” will change its name to “Custom Conservative Allocation Index”, and all references to the “Custom Moderately Conservative Allocation Index” underneath the headings “Fund Summary — Performance Information — Average Annual Total Returns” and “Benchmark Descriptions” in the prospectus will be replaced with “Custom Conservative Allocation Index.”

Summary - Invesco Growth/Moderate/Moderately Conservative Allocation Fund, Class S
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs_SupplementTextBlock

Statutory Prospectus Supplement dated December 13, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class S shares of the Funds listed below:

Invesco Growth Allocation Fund

Invesco Moderate Allocation Fund

Invesco Moderately Conservative Allocation Fund

Effective December 14, 2011, Invesco Moderately Conservative Allocation Fund will change its name to Invesco Conservative Allocation Fund. All references to “Invesco Moderately Conservative Allocation Fund” in the prospectus are hereby replaced with “Invesco Conservative Allocation Fund”.

Summary - Invesco Growth/Moderate/Moderately Conservative Allocation Fund, Class S | INVESCO Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Risk Narrative [Text Block]	aimgs_SupplementRiskNarrativeTextBlock

Effective December 14, 2011, the following information is added underneath the last risk appearing under the heading “Fund Summaries — INVESCO GROWTH ALLOCATION FUND — Principal Risks of Investing in the Fund”:

“Financial Institutions Risk. Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.

Forward Currency Exchange Contracts. An underlying fund may enter into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date (forward contracts). A forward currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency. An underlying fund will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. These strategies are implemented within the risk profile of the guidelines set forth in the prospectus.

Foreign Securities Risk. An underlying fund's foreign investments may be affected by changes in a foreign country's exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing the underlying fund's income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Reinvestment Risk. Reinvestment risk is the risk that a bond's cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

REIT/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to and underlying fund's holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to the Fund's business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund's Board of Trustees (Board) may authorize a significant change in investment strategy or Fund liquidation.”

Supplement Risk Narrative Remove [Text Block]	aimgs_SupplementRiskNarrativeRemoveTextBlock

Effective December 14, 2011, the following information is hereby deleted in its entirety under the heading “Fund Summaries — INVESCO GROWTH ALLOCATION FUND — Principal Risks of Investing in the Fund”.

“Replication Management Risk”

Summary - Invesco Growth/Moderate/Moderately Conservative Allocation Fund, Class S | INVESCO Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Risk Narrative [Text Block]	aimgs_SupplementRiskNarrativeTextBlock

Effective December 14, 2011, the following information is added underneath the last risk appearing under the heading “Fund Summaries — INVESCO MODERATE ALLOCATION FUND — Principal Risks of Investing in the Fund”:

“Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Financial Institutions Risk. Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.

Forward Currency Exchange Contracts. An underlying fund may enter into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date (forward contracts). A forward currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency. An underlying fund will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. These strategies are implemented within the risk profile of the guidelines set forth in the prospectus.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

REIT/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to and underlying fund's holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to the Fund's business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund's Board of Trustees (Board) may authorize a significant change in investment strategy or Fund liquidation.”

Supplement Risk Narrative Remove [Text Block]	aimgs_SupplementRiskNarrativeRemoveTextBlock

Effective December 14, 2011, the following information is hereby deleted in its entirety under the heading “Fund Summaries — INVESCO MODERATE ALLOCATION FUND — Principal Risk of Investing in the Fund”.

“Replication Management Risk”

Summary - Invesco Growth/Moderate/Moderately Conservative Allocation Fund, Class S | INVESCO Moderately Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Risk Narrative [Text Block]	aimgs_SupplementRiskNarrativeTextBlock

Effective December 14, 2011, the following information is added underneath the last risk appearing under the heading “Fund Summaries — INVESCO MODERATELY CONSERVATIVE ALLOCATION FUND — Principal Risks of Investing in the Fund”:

“Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Financial Institutions Risk. Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.

Forward Currency Exchange Contracts. An underlying fund may enter into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date (forward contracts). A forward currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency. An underlying fund will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. These strategies are implemented within the risk profile of the guidelines set forth in the prospectus.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

REIT/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to and underlying fund's holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to the Fund's business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund's Board of Trustees (Board) may authorize a significant change in investment strategy or Fund liquidation.”

Supplement Risk Narrative Replace [Text Block]	aimgs_SupplementRiskNarrativeReplaceTextBlock

Effective December 14, 2011, the “Custom Moderately Conservative Allocation Index” will change its name to “Custom Conservative Allocation Index”, and all references to the “Custom Moderately Conservative Allocation Index” underneath the headings “Fund Summaries — Invesco Moderately Conservative Allocation Fund — Performance Information — Average Annual Total Returns” and “Benchmark Descriptions” in the prospectus will be replaced with “Custom Conservative Allocation Index.”

Summary - Invesco Fund, Class Institutional
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs_SupplementTextBlock
Statutory Prospectus Supplement dated December 13, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Global Equity Fund	Invesco Mid Cap Core Equity
Invesco Growth Allocation Fund	Invesco Moderate Allocation Fund
Invesco Income Allocation Fund	Invesco Moderately Conservative Allocation Fund
Invesco International Allocation Fund	Invesco Small Cap Growth Fund

Effective December 14, 2011, Invesco Moderately Conservative Allocation Fund will change its name to Invesco Conservative Allocation Fund. All references to “Invesco Moderately Conservative Allocation Fund” in the prospectus are hereby replaced with “Invesco Conservative Allocation Fund”.

Summary - Invesco Fund, Class Institutional | INVESCO Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Risk Narrative [Text Block]	aimgs_SupplementRiskNarrativeTextBlock

Effective December 14, 2011, the following information is added underneath the last risk appearing under the heading “FUND SUMMARIES — Invesco Growth Allocation Fund — Principal Risks of Investing in the Fund” in the prospectus:

“Financial Institutions Risk. Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.

Forward Currency Exchange Contracts. An underlying fund may enter into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date (forward contracts). A forward currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency. An underlying fund will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. These strategies are implemented within the risk profile of the guidelines set forth in the prospectus.

Foreign Securities Risk. An underlying fund's foreign investments may be affected by changes in a foreign country's exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing the underlying fund's income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Reinvestment Risk. Reinvestment risk is the risk that a bond's cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

REIT/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to and underlying fund's holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to the Fund's business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund's Board of Trustees (Board) may authorize a significant change in investment strategy or Fund liquidation.”

Supplement Risk Narrative Remove [Text Block]	aimgs_SupplementRiskNarrativeRemoveTextBlock

Effective December 14, 2011, the following information is hereby deleted in its entirety under the heading “FUND SUMMARIES — Invesco Growth Allocation Fund — Principal Risks of Investing in the Fund” in the prospectus:

“Replication Management Risk”

Summary - Invesco Fund, Class Institutional | INVESCO Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
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Effective December 14, 2011, the following information is added underneath the last risk appearing under the heading “FUND SUMMARIES — Invesco Moderate Allocation Fund — Principal Risks of Investing in the Fund” in the prospectus:

“Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Financial Institutions Risk. Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.

Forward Currency Exchange Contracts. An underlying fund may enter into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date (forward contracts). A forward currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency. An underlying fund will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. These strategies are implemented within the risk profile of the guidelines set forth in the prospectus.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

REIT/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to and underlying fund's holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to the Fund's business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund's Board of Trustees (Board) may authorize a significant change in investment strategy or Fund liquidation.”

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Effective December 14, 2011, the following information is hereby deleted in its entirety under the heading “FUND SUMMARIES — Invesco Moderate Allocation Fund — Principal Risks of Investing in the Fund” in the prospectus:

“Replication Management Risk”

Summary - Invesco Fund, Class Institutional | INVESCO Moderately Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Risk Narrative [Text Block]	aimgs_SupplementRiskNarrativeTextBlock

Effective December 14, 2011, the following information is added underneath the last risk appearing under the “FUND SUMMARIES — Invesco Moderately Conservative Allocation Fund — Principal Risks of Investing in the Fund” in the prospectus:

“Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Financial Institutions Risk. Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.

Forward Currency Exchange Contracts. An underlying fund may enter into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date (forward contracts). A forward currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency. An underlying fund will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. These strategies are implemented within the risk profile of the guidelines set forth in the prospectus.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

REIT/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to and underlying fund's holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to the Fund's business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund's Board of Trustees (Board) may authorize a significant change in investment strategy or Fund liquidation.”

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Effective December 14, 2011, the “Custom Moderately Conservative Allocation Index” will change its name to “Custom Conservative Allocation Index”, and all references to the “Custom Moderately Conservative Allocation Index” underneath the headings “Fund Summaries — Invesco Moderately Conservative Allocation Fund — Performance Information — Average Annual Total Returns” and “Benchmark Descriptions” in the prospectus will be replaced with “Custom Conservative Allocation Index.”